UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________________________________

FORM N-Q
________________________________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04982

Heartland Group, Inc.
(Exact name of registrant as specified in charter)
________________________________

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI  53202
(Name and address of agent for service)

Fredrick G. Lautz; Quarles & Brady LLP, 411 East Wisconsin Avenue, Milwaukee, WI  53202
(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end:  December 31, 2011

Date of reporting period:  September 30, 2011

________________________________

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12—12-14 of Regulation S-X [17 CFR 210.12-12—12-14]. The schedules need not be audited.

SELECT VALUE FUND - SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCKS (90.5%)	SHARES	VALUE
Auto Components (2.2%)
Johnson Controls, Inc.	556,650	$14,678,861

Building Products (2.1%)
Universal Forest Products, Inc.	575,502	13,840,823

Capital Markets (1.7%)
Raymond James Financial, Inc.	441,500	11,461,340

Commercial Banks (5.4%)
BB&T Corp.	691,850	14,757,161
First Interstate Bancsystem, Inc. (Class A)(a)	824,300	8,828,253
The PNC Financial Services Group, Inc.	265,600	12,799,264
		36,384,678
Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	129,779	3,254,857

Construction & Engineering (6.8%)
EMCOR Group, Inc.(b)	601,400	12,226,462
MasTec, Inc.(b)	605,835	10,668,754
Quanta Services, Inc.(b)	642,025	12,063,650
URS Corp.(b)	375,910	11,149,491
		46,108,357
Consumer Finance (2.1%)
Capital One Financial Corp.	357,775	14,178,623

Diversified Telecommunication Services (2.3%)
AT&T, Inc.	535,650	15,276,738

Electric Utilities (5.0%)
Hawaiian Electric Industries, Inc.	649,500	15,769,860
PNM Resources, Inc.	1,108,200	18,207,726
		33,977,586
Electrical Equipment (1.6%)
ABB, Ltd. (ADR)(b)	631,200	10,780,896

Electronic Equipment & Instruments (6.8%)
Avnet, Inc.(b)	497,925	12,985,884
Benchmark Electronics, Inc.(b)	1,224,550	15,931,395
Power-One, Inc.(b)	900,700	4,053,150
TE Connectivity, Ltd.	461,800	12,995,052
		45,965,481
Energy Equipment & Services (4.0%)
Ensco PLC (ADR)	340,375	13,761,361
Tidewater, Inc.	306,250	12,877,813
		26,639,174
Food & Staples Retailing (4.7%)
CVS Caremark Corp.	538,900	18,096,262
Safeway, Inc.	799,900	13,302,337
		31,398,599
Food Products (3.7%)
Archer-Daniels-Midland Co.	516,525	12,814,985
Bunge, Ltd.	207,900	12,118,491
		24,933,476
Health Care Equipment & Supplies (5.9%)
Boston Scientific Corp.(b)	2,255,500	13,330,005
Covidien PLC	294,900	13,005,090
Zimmer Holdings, Inc.(b)	247,600	13,246,600
		39,581,695
Health Care Providers & Services (2.4%)
Quest Diagnostics, Inc.	326,200	16,101,232

Household Durables (1.0%)
American Greetings Corp. (Class A)	362,800	6,711,800

Insurance (2.7%)
Selective Insurance Group, Inc.	487,179	6,357,686
Unum Group	565,000	11,842,400
		18,200,086
Metals & Mining (4.4%)
AuRico Gold, Inc. (CAD)(b)(c)	2,012,000	18,989,102
RTI International Metals, Inc.(b)	451,600	10,531,312
		29,520,414
Multi-Utilities (2.7%)
Black Hills Corp.	584,925	17,922,102

Oil, Gas & Consumable Fuels (8.4%)
Cloud Peak Energy, Inc.(b)	742,400	12,583,680
Devon Energy Corp.	207,675	11,513,502
Encana Corp.	522,575	10,038,666
Marathon Oil Corp.	384,275	8,292,654
Marathon Petroleum Corp.	383,000	10,363,980
Overseas Shipholding Group, Inc.	285,000	3,915,900
		56,708,382
Pharmaceuticals (4.5%)
Abbott Laboratories	318,600	16,293,204
Pfizer, Inc.	797,050	14,091,844
		30,385,048
Real Estate Investment Trusts (REITs) (2.1%)
Inland Real Estate Corp.	1,963,100	14,330,630

Semiconductors (7.5%)
ATMI, Inc.(b)	931,775	14,740,680
Intel Corp.	716,600	15,285,078
Micrel, Inc.	537,900	5,093,913
RF Micro Devices, Inc.(b)	2,383,200	15,109,488
		50,229,159

TOTAL COMMON STOCKS		$608,570,037
(Cost $667,363,515)

SHORT-TERM INVESTMENTS (9.2%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (9.2%)
Bank of America (London)(d)	0.03%	$62,017,785	$62,017,785

TOTAL SHORT-TERM INVESTMENTS	$62,017,785
(Cost $62,017,785)

TOTAL INVESTMENTS - (99.7%)	670,587,822
(Cost $729,381,300)
OTHER ASSETS AND LIABILITIES, NET - (0.3%)	2,249,139
TOTAL NET ASSETS - (100.0%)	$672,836,961

VALUE PLUS FUND - SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCKS (94.4%)	SHARES	VALUE
Auto Components (1.1%)
Superior Industries International, Inc.	1,300,000	$20,085,000

Building Products (1.1%)
Universal Forest Products, Inc.	800,000	19,240,000

Capital Markets (1.0%)
BGC Partners, Inc. (Class A)	2,900,000	17,487,000

Chemicals (7.6%)
American Vanguard Corp.(a)	2,625,000	29,295,000
Intrepid Potash, Inc.(b)	247,300	6,150,351
Olin Corp.	2,700,000	48,627,000
Sensient Technologies Corp.	1,100,000	35,805,000
Zep, Inc.	1,050,000	15,771,000
		135,648,351
Commercial Banks (12.8%)
Associated Banc-Corp.	3,600,000	33,480,000
Centerstate Banks, Inc.(a)	1,725,000	9,021,750
Glacier Bancorp, Inc.	1,600,000	14,992,000
Independent Bank Corp.	850,000	18,479,000
National Penn Bancshares, Inc.	1,000,000	7,010,000
Old National Bancorp	4,100,000	38,212,000
Renasant Corp.(a)	1,550,000	19,731,500
Simmons First National Corp. (Class A)(a)	1,225,000	26,582,500
StellarOne Corp.(a)	1,625,000	16,168,750
TriCo Bancshares(a)	1,050,000	12,883,500
Umpqua Holdings Corp.	3,400,000	29,886,000
		226,447,000
Communications Equipment (1.1%)
Black Box Corp.(a)	950,000	20,282,500

Construction & Engineering (1.3%)
Granite Construction, Inc.	1,200,000	22,524,000

Construction Materials (0.9%)
Texas Industries, Inc.	520,807	16,530,414

Diversified Financial Services (0.4%)
Asset Acceptance Capital Corp.(a)(b)(e)	2,330,000	7,852,100

Electrical Equipment (1.4%)
Encore Wire Corp.(a)	1,225,000	25,210,500

Electronic Equipment & Instruments (4.4%)
AVX Corp.	1,400,000	16,618,000
CTS Corp.(a)	2,325,000	18,902,250
Electro Rent Corp.	1,050,000	14,500,500
Park Electrochemical Corp.(a)	1,350,000	28,849,500
		78,870,250
Energy Equipment & Services (6.2%)
Gulf Island Fabrication, Inc.(a)	1,150,000	23,782,000
Patterson-UTI Energy, Inc.	2,400,000	41,616,000
Unit Corp.(b)	1,225,000	45,227,000
		110,625,000
Food & Staples Retailing (1.5%)
Weis Markets, Inc.	700,000	25,942,000

Food Products (0.9%)
Snyders-Lance, Inc.	750,000	15,637,500

Health Care Equipment & Supplies (11.5%)
Analogic Corp.(a)	725,000	32,922,250
CONMED Corp.(a)(b)	1,450,000	33,364,500
Hill-Rom Holdings, Inc.	500,000	15,010,000
Invacare Corp.(a)	1,650,000	38,016,000
STERIS Corp.	1,025,000	30,001,750
Teleflex, Inc.	1,000,000	53,770,000
		203,084,500
Health Care Providers & Services (6.3%)
Chemed Corp.	775,000	42,594,000
Omnicare, Inc.	1,900,000	48,317,000
PharMerica Corp.(a)(b)	1,500,000	21,405,000
		112,316,000
Insurance (4.0%)
Arthur J. Gallagher & Co.	1,225,000	32,217,500
Horace Mann Educators Corp.	1,600,000	18,256,000
State Auto Financial Corp.	1,498,300	19,702,645
		70,176,145
Machinery (7.8%)
Barnes Group, Inc.	1,450,000	27,912,500
Federal Signal Corp.(a)	4,000,000	17,680,000
FreightCar America, Inc.(a)(b)	1,150,000	16,571,500
Kaydon Corp.	675,000	19,359,000
Robbins & Myers, Inc.	1,650,000	57,271,500
		138,794,500
Media (2.8%)
Harte-Hanks, Inc.(a)	3,175,000	26,924,000
Meredith Corp.	975,000	22,074,000
		48,998,000
Metals & Mining (4.6%)
Kaiser Aluminum Corp.	900,000	39,852,000
Materion Corp.(b)	925,000	20,979,000
Worthington Industries, Inc.	1,525,000	21,304,250
		82,135,250
Multiline Retail (1.3%)
Fred's, Inc. (Class A)(a)	2,100,000	22,386,000

Oil, Gas & Consumable Fuels (5.4%)
HollyFrontier Corp.	1,731,960	45,411,991
Overseas Shipholding Group, Inc.(a)	1,805,600	24,808,944
Stone Energy Corp.(b)	1,550,000	25,125,500
		95,346,435
Professional Services (3.6%)
CDI Corp.(a)	1,500,000	16,020,000
Heidrick & Struggles International, Inc.(a)	1,400,000	23,030,000
Navigant Consulting, Inc.(a)(b)	2,600,000	24,102,000
		63,152,000
Semiconductors (1.4%)
Micrel, Inc.	2,550,000	24,148,500

Thrifts & Mortgage Finance (2.2%)
Berkshire Hills Bancorp, Inc.(a)	1,175,000	21,702,250
Provident Financial Services, Inc.	1,600,000	17,200,000
		38,902,250
Trading Companies & Distributors (1.8%)
GATX Corp.	1,050,000	32,539,500

TOTAL COMMON STOCKS		$1,674,360,695
(Cost $1,917,595,510)

SHORT-TERM INVESTMENTS (5.2%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (5.2%)
Wells Fargo (Grand Cayman)(d)	0.03%	$91,157,781	$91,157,781

TOTAL SHORT-TERM INVESTMENTS	$91,157,781
(Cost $91,157,781)

TOTAL INVESTMENTS - (99.6%)	1,765,518,476
(Cost $2,008,753,291)
OTHER ASSETS AND LIABILITIES, NET - (0.4%)	7,422,344
TOTAL NET ASSETS - (100.0%)	$1,772,940,820

VALUE FUND - SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCKS (96.2%)	SHARES	VALUE
Aerospace & Defense (1.1%)
Spirit Aerosystems Holdings, Inc. (Class A)(b)	700,000	$11,165,000

Air Freight & Logistics (0.2%)
Pacer International, Inc.(b)	500,000	1,875,000

Airlines (1.3%)
Allegiant Travel Co.(b)	200,000	9,426,000
JetBlue Airways Corp.(b)	1,100,000	4,510,000
		13,936,000
Auto Components (0.1%)
Tongxin International, Ltd.(a)(b)	1,000,000	890,000

Capital Markets (1.8%)
BGC Partners, Inc. (Class A)	750,000	4,522,500
FirstCity Financial Corp.(a)(b)(e)	785,000	5,220,250
Janus Capital Group, Inc.	1,500,000	9,000,000
		18,742,750
Chemicals (3.4%)
A. Schulman, Inc.	500,000	8,495,000
American Vanguard Corp.(a)	2,000,000	22,320,000
H.B. Fuller Co.	300,000	5,466,000
		36,281,000
Commercial Banks (1.6%)
Hawthorn Bancshares, Inc.(a)(e)	236,184	1,707,610
Heritage Financial Corp.	250,000	2,760,000
Midsouth Bancorp, Inc.	400,000	4,300,000
North Valley Bancorp(a)(b)(e)	633,333	5,953,330
Pacific Continental Corp.	250,000	1,772,500
		16,493,440
Commercial Services & Supplies (2.4%)
Intersections, Inc.(a)	1,240,312	15,938,009
Perma-Fix Environmental Services, Inc.(a)(b)	4,000,000	4,800,000
TRC Cos., Inc.(a)(b)	1,549,891	4,665,172
		25,403,181
Communications Equipment (4.6%)
Extreme Networks, Inc.(b)	3,799,900	10,069,735
Hemisphere GPS, Inc. (CAD)(a)(b)(c)	5,000,000	3,578,586
InterDigital, Inc.(f)	400,000	18,632,000
Lantronix, Inc.(a)(b)(e)	977,557	1,798,705
PC-Tel, Inc.(b)	670,000	4,120,500
Westell Technologies, Inc. (Class A)(a)(b)	4,800,000	10,368,000
		48,567,526
Computers & Peripherals (0.6%)
Concurrent Computer Corp.(b)	432,961	2,415,922
NCR Corp.(b)	250,000	4,222,500
		6,638,422
Construction & Engineering (1.2%)
Insituform Technologies, Inc. (Class A)(b)	200,000	2,316,000
Northwest Pipe Co.(a)(b)	500,000	10,145,000
		12,461,000
Diversified Consumer Services (1.5%)
Grand Canyon Education, Inc.(b)	750,000	12,112,500
Lincoln Educational Services Corp.	500,000	4,045,000
		16,157,500
Diversified Financial Services (1.4%)
Asset Acceptance Capital Corp.(b)(e)	862,573	2,906,871
Collection House, Ltd. (AUD)(c)(e)	4,620,000	3,203,304
Encore Capital Group, Inc.(b)	400,000	8,740,000
		14,850,175
Electric Utilities (0.6%)
PNM Resources, Inc.	400,000	6,572,000

Electrical Equipment (1.4%)
Magnetek, Inc.(a)(b)	2,995,641	2,755,990
Powell Industries, Inc.(b)	300,000	9,291,000
Ultralife Corp.(b)	500,000	2,495,000
		14,541,990
Electronic Equipment & Instruments (1.1%)
MOCON, Inc.	250,000	3,951,250
PC Connection, Inc.(b)	100,000	798,000
Richardson Electronics, Ltd.(a)	500,000	6,805,000
		11,554,250
Energy Equipment & Services (6.9%)
Newpark Resources, Inc.(a)(b)	4,600,000	28,014,000
Pioneer Drilling Co.(b)	958,100	6,879,158
Tetra Technologies, Inc.(b)	700,000	5,404,000
Unit Corp.(b)	750,000	27,690,000
Willbros Group, Inc.(b)	1,211,825	5,053,310
		73,040,468
Food Products (1.7%)
Hanover Foods Corp. (Class A)(e)	49,250	4,284,750
Inventure Foods, Inc.(a)(b)	1,900,622	7,412,426
Riken Vitamin Co., Ltd. (JPY)(c)(e)	196,200	5,850,642
		17,547,818
Health Care Equipment & Supplies (13.2%)
Accuray, Inc.(a)(b)	3,924,206	15,775,308
Analogic Corp.(a)	775,900	35,233,619
CONMED Corp.(b)	500,000	11,505,000
Digirad Corp.(a)(b)(e)	1,800,000	3,978,000
Fukuda Denshi Co., Ltd. (JPY)(c)(e)	300,000	9,011,171
Invacare Corp.	300,000	6,912,000
Iridex Corp.(a)(b)(e)	495,684	1,853,858
Nissui Pharmaceutical Co., Ltd. (JPY)(c)(e)	938,000	8,442,979
RTI Biologics, Inc.(b)	750,000	2,467,500
STAAR Surgical Co.(a)(b)	1,250,000	9,750,000
STERIS Corp.	550,000	16,098,500
Synovis Life Technologies, Inc.(b)	300,000	5,010,000
Trinity Biotech PLC (ADR)(a)	1,400,000	12,824,000
		138,861,935
Health Care Providers & Services (8.3%)
American Dental Partners, Inc.(b)	550,000	5,313,000
BioScrip, Inc.(b)	2,500,000	15,900,000

COMMON STOCKS (CONTINUED)	SHARES	VALUE
Healthways, Inc.(b)	400,000	$3,932,000
Hooper Holmes, Inc.(a)(b)	6,074,222	4,008,986
LHC Group, Inc.(b)	200,000	3,412,000
Omnicare, Inc.	1,000,000	25,430,000
PDI, Inc.(a)(b)(e)	1,400,000	9,380,000
SRI/Surgical Express, Inc.(a)(b)(e)	560,000	2,660,000
The Ensign Group, Inc.	750,000	17,332,500
		87,368,486
Hotels, Restaurants & Leisure (0.8%)
Denny's Corp.(b)	2,000,000	6,660,000
Ruth's Hospitality Group, Inc.(b)	500,000	2,145,000
		8,805,000
Household Durables (0.2%)
Camargo Correa Desenvolvimento Imobiliario SA (BRL)(c)	231,200	424,220
Kid Brands, Inc.(b)	750,000	1,980,000
		2,404,220
Household Products (0.4%)
Oil-Dri Corp. of America	200,000	3,716,000

Insurance (0.2%)
Meadowbrook Insurance Group, Inc.	250,000	2,227,500

IT Services (3.1%)
Analysts International Corp.(a)(b)(e)	473,000	1,499,410
Computer Task Group, Inc.(a)(b)	1,500,000	16,755,000
Dynamics Research Corp.(a)(b)	800,000	7,136,000
StarTek, Inc.(a)(b)	1,500,000	4,275,000
Tier Technologies, Inc.(a)(b)	950,000	3,505,500
		33,170,910
Life Sciences Tools & Services (1.6%)
BioClinica, Inc.(a)(b)	1,257,303	6,148,212
Cambrex Corp.(a)(b)	2,000,000	10,080,000
CNS Response, Inc.(b)(e)(g)	1,800,000	369,000
		16,597,212
Machinery (5.7%)
Astec Industries, Inc.(b)	200,000	5,856,000
Federal Signal Corp.	1,930,625	8,533,363
Flanders Corp.(a)(b)(e)	2,482,619	7,323,726
Force Protection, Inc.(a)(b)	5,000,000	19,250,000
Hardinge, Inc.	400,000	3,296,000
LB Foster Co. (Class A)	92,963	2,066,567
Lydall, Inc.(b)	700,000	6,230,000
Met-Pro Corp.	77,900	668,382
MFRI, Inc.(a)(b)(e)	576,000	4,147,200
Supreme Industries, Inc. (Class A)(a)(b)(e)	1,230,000	2,533,800
		59,905,038
Media (1.1%)
Horipro, Inc. (JPY)(c)(e)	520,300	4,571,682
Saga Communications, Inc. (Class A)(b)	111,626	3,294,083
SearchMedia Holdings, Ltd.(a)(b)(e)	1,980,000	3,306,600
		11,172,365
Metals & Mining (11.7%)
A.M. Castle & Co.(b)	250,000	2,735,000
AuRico Gold, Inc. (CAD)(a)(b)(c)(f)	6,000,000	56,627,541
Coeur d'Alene Mines Corp.(b)	250,000	5,360,000
Commercial Metals Co.	900,000	8,559,000
Energold Drilling Corp. (CAD)(b)(c)	1,000,000	3,483,157
Golden Star Resources, Ltd.(b)	12,500,000	23,250,000
Nautilus Minerals, Inc. (CAD)(b)(c)	3,360,800	7,825,510
Olympic Steel, Inc.	350,000	5,929,000
U.S. Silver Corp. (CAD)(a)(b)(c)	18,745,500	9,123,203
		122,892,411
Multiline Retail (1.5%)
Duckwall-ALCO Stores, Inc.(a)(b)(e)	380,400	3,560,544
Fred's, Inc. (Class A)	1,000,000	10,660,000
Tuesday Morning Corp.(b)	500,000	1,760,000
		15,980,544
Oil, Gas & Consumable Fuels (5.1%)
Bill Barrett Corp.(b)	400,000	14,496,000
Clayton Williams Energy, Inc.(b)	125,000	5,351,250
Comstock Resources, Inc.(b)	400,000	6,184,000
Forest Oil Corp.(b)	500,000	7,200,000
Scorpio Tankers, Inc.(b)	700,000	3,696,000
Sherritt International Corp. (CAD)(c)	2,500,000	10,401,756
Swift Energy Co.(b)	250,000	6,085,000
		53,414,006
Pharmaceuticals (1.4%)
ASKA Pharmaceutical Co., Ltd. (JPY)(c)	500,000	4,208,418
Cangene Corp. (CAD)(b)(c)(e)	2,000,000	2,805,611
China Pharma Holdings, Inc.(b)	500,000	499,350
Fuji Pharmaceutical Co., Ltd. (JPY)(c)	455,300	7,458,338
		14,971,717
Professional Services (2.9%)
Barrett Business Services, Inc.	500,000	6,970,000
Hudson Highland Group, Inc.(a)(b)	2,330,000	7,968,600
Navigant Consulting, Inc.(b)	1,200,000	11,124,000
RCM Technologies, Inc.(a)(b)(e)	1,100,000	4,939,000
		31,001,600
Road & Rail (0.9%)
Marten Transport, Ltd.	300,000	5,172,000
Saia, Inc.(b)	400,000	4,208,000
		9,380,000
Semiconductors (1.7%)
Cohu, Inc.	400,000	3,952,000
Kopin Corp.(b)	700,000	2,401,000
Micrel, Inc.	1,250,000	11,837,500
		18,190,500
Software (1.1%)
Actuate Corp.(b)	250,000	1,380,000
ePlus, Inc.(b)	400,000	9,868,000
		11,248,000
Specialty Retail (0.9%)
Brown Shoe Co., Inc.	1,000,000	7,120,000
Casual Male Retail Group, Inc.(b)	600,000	2,256,000
		9,376,000
Textiles, Apparel & Luxury Goods (0.8%)
Hampshire Group, Ltd.(a)(b)(e)	600,000	1,674,000
LaCrosse Footwear, Inc.	175,000	2,269,750
Lakeland Industries, Inc.(a)(b)(e)	516,500	4,028,700
		7,972,450
Thrifts & Mortgage Finance (0.5%)
B of I Holding, Inc.(b)	200,000	2,692,000
HF Financial Corp.(a)(e)	350,000	3,003,000
		5,695,000
Water Utilities (0.2%)
Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	52,900	2,451,915

TOTAL COMMON STOCKS		$1,013,520,329
(Cost $1,037,057,192)

WARRANTS (0.0%)
Life Sciences Tools & Services (0.0%)
CNS Response, Inc. (e) (g)	540,000	$–

TOTAL WARRANTS		$–
(Cost $0)

SHORT-TERM INVESTMENTS (3.5%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (3.5%)
HSBC Bank USA (Grand Cayman)(d)
	0.03%	$37,316,299	$37,316,299
TOTAL SHORT-TERM INVESTMENTS	$37,316,299
(Cost $37,316,299)

TOTAL INVESTMENTS - (99.7%)	1,050,836,628
(Cost $1,074,373,491)
OTHER ASSETS AND LIABILITIES, NET - (0.3%)	2,653,131
TOTAL NET ASSETS - (100.0%)	$1,053,489,759

(a)	Affiliated company. See Note 7 in Notes to Schedules of Investments.
(b)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(c)	Traded in a foreign country.
(d)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2011.
(e)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2 in Notes to Schedules of Investments.
(f)	All or a portion of the security is pledged as collateral on written options. See Note 4 in Notes to Schedules of Investments.
(g)	Valued at fair value using methods determined by the Board of Directors. See Note 3 in Notes to Schedules of Investments.

Common Abbreviations:
(ADR) American Depositary Receipt
(AUD) Australia
(BRL) Brazil
(CAD) Canada
(JPY) Japan

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor's and Morgan Stanley Capital International.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2011 (Unaudited)

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Value Plus Fund and Value Fund (collectively, the “Funds”; 100,000,000, 100,000,000, and 150,000,000 shares authorized respectively), each of which is a diversified fund, are issued by the Corporation. The Funds offer Investor Class and Institutional Class shares. The Institutional Class commenced operations on May 1, 2008.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments:

(a)
Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any sales, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange or using methods determined by the Board of Directors. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 in the hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board of Directors. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

(b)
The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)
For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(d)	At September 30, 2011, 0.44% of the Value Plus and 10.44% of the Value Funds’ net assets were illiquid as defined pursuant to guidelines established by the Board of Directors of the Corporation.

(e)
A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered to be illiquid. As of September 30, 2011, the Funds did not hold any restricted securities.

(f)
The Schedules of Investments were prepared in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules of Investments. Actual results could differ from those estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds adopted the Fair Value Statement as of the beginning of their fiscal year on January 1, 2008. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical, assets or liabilities that a Fund has the ability to access at the measurement date.

•
Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes short term investments in time deposits, treasury bills and warrants held by the Funds.

•
Level 3 - Significant unobservable prices or inputs (including the Board of Directors’, and Pricing Committee’s, own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2011:

	LEVEL 1 Quoted Prices		LEVEL 2 Other Significant Observable Inputs		LEVEL 3* Significant Unobservable Inputs		TOTAL
Fund Name**	Investments in Securities	Other Financial Investments***	Investments in Securities	Other Financial Investments***	Investments in Securities	Other Financial Investments***	Investments in Securities	Other Financial Investments***
Select Value Fund
Common Stocks	$608,570,037	$—	$—	$—	$—	$—	$608,570,037	$—
Short-Term Investments	—	—	62,017,785	—	—	—	62,017,785	—
Value Plus Fund
Common Stocks	1,674,360,695	—	—	—	—	—	1,674,360,695	—
Short-Term Investments	—	—	91,157,781	—	—	—	91,157,781	—
Value Fund
Common Stocks	976,624,437	—	36,895,892	—	—	—	1,013,520,329	—
Warrants	—	—	—	—	—	—	—	—
Short-Term Investments	—	—	37,316,299	—	—	—	37,316,299	—
Liabilities
Options Written	—	(78,629)	—				—	(78,629)

*
For the nine months ended September 30, 2011, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

**	For detailed industry descriptions, see the accompanying Schedules of Investments.

***
Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls, covered puts and futures, which are valued at the unrealized appreciation/(depreciation).

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No.2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No.2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating what impact these amendments may have on the Funds’ financial statements.

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

•
New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

•
The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

•
Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

(4)	DERIVATIVE INSTRUMENTS

The Derivatives Statement requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, futures, options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

FUTURES CONTRACTS

Each Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of September 30, 2011, the Funds had no open futures positions.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Value Fund had the following transactions in written covered call/put options during the nine months ended September 30, 2011:

	VALUE FUND
	NUMBER OF CONTRACTS	PREMIUMS
Balance at December 31, 2010	21,000	$805,639
Options written	70,000	3,210,889
Options expired	(62,545)	(2,653,950)
Options closed	(13,000)	(671,978)
Options exercised	(4,455)	(259,118)
Balance at September 30, 2011	11,000	$431,482

FUND NAME	NUMBER OF CONTRACTS	WRITTEN OPTIONS AT VALUE
VALUE FUND
AuRico Gold, Inc., $14.00, 10/22/11 (Covered Call)	10,000	$28,629
InterDigital, Inc., $90.00, 10/22/11 (Covered Call)	1,000	50,000
Total Written Options	11,000	$78,629

(5)	INVESTMENT TRANSACTIONS

During the nine months ended September 30, 2011, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government Obligations.

FUND	COST OF PURCHASES	PROCEEDS FROM SALES
Select Value Fund	$378,220,208	$302,478,707
Value Plus Fund	763,592,740	178,897,050
Value Fund	257,899,744	314,046,017

(6)	FEDERAL INCOME TAX INFORMATION

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET TAX UNREALIZED (DEPRECIATION) ON INVESTMENTS
Select Value Fund	$729,128,855	$38,683,937	$(97,224,970)	$(58,541,033)
Value Plus Fund	2,011,497,009	113,741,804	(359,720,337)	(245,978,533)
Value Fund	1,075,625,549	202,682,739	(227,471,660)	(24,788,921)

(7)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the Investment Company Act of 1940) with the Select Value, Value Plus and Value Funds; that is, the respective Fund held 5% or more of their outstanding voting securities during the nine months ended September 30, 2011:

SELECT VALUE FUND
SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2011	PURCHASES	SALES	SHARE BALANCE AT SEPTEMBER 30, 2011	DIVIDENDS	REALIZED GAINS (LOSSES)
First Interstate Bancsystem, Inc. (Class A)	887,600	-	63,300	824,300	$285,323	$12,837
					$285,323	$12,837

VALUE PLUS FUND
SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2011	PURCHASES	SALES	SHARE BALANCE AT SEPTEMBER 30, 2011	DIVIDENDS	REALIZED GAINS (LOSSES)
American Vanguard Corp.	2,438,597	186,403	-	2,625,000	$209,250	$-
Analogic Corp.	725,000	-	-	725,000	145,000	-
Asset Acceptance Capital Corp.	2,325,000	5,000	-	2,330,000	-	-
Berkshire Hills Bancorp, Inc.	1,000,000	175,000	-	1,175,000	540,000	-
Black Box Corp.	675,000	275,000	-	950,000	164,500	-
CDI Corp.	1,275,000	225,000	-	1,500,000	562,250	-
Centerstate Banks, Inc.	1,750,000	175,000	200,000	1,725,000	53,750	(1,232,882)
CONMED Corp.	1,400,000	50,000	-	1,450,000	-	-
CTS Corp.	1,700,000	625,000	-	2,325,000	198,000	-
Encore Wire Corp.	850,000	375,000	-	1,225,000	60,776	-
Federal Signal Corp.	2,950,000	1,050,000	-	4,000,000	-	-
Fred's, Inc. (Class A)	1,575,000	525,000	-	2,100,000	295,000	-
FreightCar America, Inc.	824,800	325,200	-	1,150,000	-	-
Gulf Island Fabrication, Inc.	-	1,150,000	-	1,150,000	102,018	-
Harte-Hanks, Inc.	-	3,200,000	25,000	3,175,000	582,000	(141,307)
Heidrick & Struggles International, Inc.	225,000	1,175,000	-	1,400,000	403,000	-
Invacare Corp.	1,325,000	325,000	-	1,650,000	52,188	-
Navigant Consulting, Inc.	2,500,000	100,000	-	2,600,000	-	-
Overseas Shipholding Group, Inc.	800,000	1,600,000	594,400	1,805,600	2,679,688	(13,819,235)
Park Electrochemical Corp.	1,208,264	141,736	-	1,350,000	372,956	-
PharMerica Corp.	-	1,500,000	-	1,500,000	-	-
Renasant Corp.	1,150,000	400,000	-	1,550,000	765,000	-
Simmons First National Corp. (Class A)	875,000	350,000	-	1,225,000	669,012	-
StellarOne Corp.	1,167,785	457,215	-	1,625,000	175,000	-
TriCo Bancshares	770,946	279,054	-	1,050,000	272,250	-
					$8,301,638	$(15,193,424)

VALUE FUND
SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2011	PURCHASES	SALES	SHARE BALANCE AT SEPTEMBER 30, 2011	DIVIDENDS	REALIZED GAINS (LOSSES)
Accuray, Inc.	4,100,000	100,000	275,794	3,924,206	$-	$(1,658,033)
Agria Corp. (ADR)	4,000,000	-	4,000,000	-	-	(10,251,278)
America Service Group, Inc.	700,000	-	700,000	-	-	11,606,298
American Vanguard Corp.	2,000,000	-	-	2,000,000	160,000	-
Analogic Corp.	775,900	-	-	775,900	155,180	-
Analysts International Corp.	473,000	-	-	473,000	-	-
Animal Health International, Inc.	2,300,000	-	2,300,000	-	-	1,369,698
AuRico Gold, Inc.(a)	6,806,400	193,600	1,000,000	6,000,000	-	3,458,786
BioClinica, Inc.	350,000	907,303	-	1,257,303	-	-
Cambrex Corp.	2,000,000	-	-	2,000,000	-	-
CDC Software Corp. (ADR)	401,000	-	401,000	-	-	(2,867,331)
Computer Task Group, Inc.	1,500,000	-	-	1,500,000	-	-
Digirad Corp.	1,800,000	-	-	1,800,000	-	-
Duckwall-ALCO Stores, Inc.	380,400	-	-	380,400	-	-
Dynamics Research Corp.	800,000	-	-	800,000	-	-
FirstCity Financial Corp.	785,000	-	-	785,000	-	-
Flanders Corp.	2,481,663	956	-	2,482,619	-	-
Force Protection, Inc.	5,000,000	-	-	5,000,000	-	-
Hampshire Group, Ltd.	600,000	-	-	600,000	-	-
Hawthorn Bancshares, Inc.(b)	227,100	9,084	-	236,184	34,519	-
Hemisphere GPS, Inc.	2,000,000	3,000,000	-	5,000,000	-	-
HF Financial Corp.	350,000	-	-	350,000	118,125	-
Hooper Holmes, Inc.	6,225,000	-	150,778	6,074,222	-	(361,054)
Hudson Highland Group, Inc.	1,800,000	700,000	170,000	2,330,000	-	(1,002,420)
Intersections, Inc.	1,500,000	-	259,688	1,240,312	698,062	2,582,948
Inventure Foods, Inc.	1,900,622	-	-	1,900,622	-	-
Iridex Corp.	-	495,684	-	495,684	-	-
Lakeland Industries, Inc.	516,500	-	-	516,500	-	-
Lantronix, Inc.	977,557	-	-	977,557	-	-
LECG Corp.	2,180,271	-	2,180,271	-	-	(14,403,936)
Magnetek, Inc.	3,000,000	-	4,359	2,995,641	-	(21,424)
MFRI, Inc.	576,000	-	-	576,000	-	-
Newpark Resources, Inc.	2,867,400	1,732,600	-	4,600,000	-	-
North Valley Bancorp	633,333	-	-	633,333	-	-
Northwest Pipe Co.	500,000	-	-	500,000	-	-
PDI, Inc.	1,096,323	303,677	-	1,400,000	-	-
Perma-Fix Environmental Services, Inc.	4,000,000	-	-	4,000,000	-	-
RCM Technologies, Inc.	1,100,000	-	-	1,100,000	-	-
Richardson Electronics, Ltd.	911,231	-	411,231	500,000	64,000	2,733,102
SearchMedia Holdings, Ltd.	1,600,000	380,000	-	1,980,000	-	-
SRI/Surgical Express, Inc.	560,000	-	-	560,000	-	-
STAAR Surgical Co.	2,886,523	-	1,636,523	1,250,000	-	4,817,317
StarTek, Inc.	1,038,424	461,576	-	1,500,000	-	-
Supreme Industries, Inc. (Class A)	1,170,000	60,000	-	1,230,000	-	-
Tier Technologies, Inc.	950,000	-	-	950,000	-	-
Tongxin International, Ltd.	1,000,000	-	-	1,000,000	-	-
TRC Cos., Inc.	1,549,891	-	-	1,549,891	-	-
Trinity Biotech PLC (ADR)	1,400,000	-	-	1,400,000	140,000	-
U.S. Silver Corp.	19,740,000	-	994,500	18,745,500	-	(90,015)
Westell Technologies, Inc. (Class A)	4,800,000	-	-	4,800,000	-	-
					$1,369,886	$(4,087,342)

(a) Formerly Gammon Gold, Inc.
(b) Stock dividend on June 13, 2011.

Item 2. Controls and Procedures.

(a)
Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Heartland Group, Inc.

By (Signature and Title)	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date  November 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date  November 9, 2011

By (Signature and Title)	/s/ Nicole J. Best
Nicole J. Best, Treasurer and Principal Accounting Officer

Date  November 9, 2011